UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

STRATEGIC FUNDS, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2009 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--18.3%
Aaron's	18,700 a	493,680
Aeropostale	94,800 a,b	4,120,956
Apollo Group, Cl. A	83,200 a,b	6,129,344
Barnes & Noble	228,800 a	5,083,936
Big Lots	167,500 a,b	4,190,850
Brink's Home Security Holdings	10,300 b	317,137
DeVry	27,800	1,537,896
DISH Network, Cl. A	308,100 b	5,934,006
Dollar Tree	129,400 b	6,299,192
Family Dollar Stores	178,900	4,722,960
GameStop, Cl. A	175,100 a,b	4,634,897
Gannett	465,900 a	5,828,409
Garmin	187,200 a	7,064,928
H & R Block	338,400	6,219,792
Leggett & Platt	107,400 a	2,083,560
Liberty Global, Cl. A	238,600 b	5,385,202
Panera Bread, Cl. A	20,400 a,b	1,122,000
Priceline.com	34,700 a,b	5,753,954
Rent-A-Center	58,600 b	1,106,368
Ross Stores	26,700 a	1,275,459
Sherwin-Williams	62,500	3,760,000
Snap-On	61,100	2,123,836
Wyndham Worldwide	112,300	1,832,736
		87,021,098
Consumer Staples--5.4%
Alberto-Culver	46,900	1,298,192
Coca-Cola Enterprises	131,400	2,813,274
ConAgra Foods	137,700	2,985,336
Constellation Brands, Cl. A	215,800 b	3,269,370
Dean Foods	274,500 b	4,883,355
Del Monte Foods	417,200	4,831,176
Lancaster Colony	4,000	205,080
Lorillard	31,100	2,310,730
SUPERVALU	111,300	1,676,178
Universal	34,900 a	1,459,518
		25,732,209
Energy--6.3%
Alpha Natural Resources	43,700 a,b	1,533,870
Anadarko Petroleum	84,400	5,294,412
Consol Energy	128,900	5,814,679
Dresser-Rand Group	900 b	27,963
Encore Acquisition	11,000 b	411,400
Frontier Oil	137,000	1,907,040
KBR	60,100	1,399,729
Murphy Oil	53,400	3,074,238

SEACOR Holdings	18,800 a,b	1,534,644
Spectra Energy	71,100	1,346,634
Tesoro	378,400 a	5,668,432
WGL Holdings	8,600	285,004
Whiting Petroleum	30,500 b	1,756,190
		30,054,235
Financial--15.6%
Allied World Assurance Holdings	12,000	575,160
American Financial Group	200,800	5,120,400
American International Group	39,100 a,b	1,724,701
Annaly Capital Management	365,100	6,622,914
Discover Financial Services	479,738	7,786,148
Endurance Specialty Holdings	16,200	590,814
Federated Investors, Cl. B	199,600 a	5,263,452
Health Care REIT	17,800 a	740,836
Hospitality Properties Trust	179,400	3,654,378
Hudson City Bancorp	270,900	3,562,335
Interactive Brokers Group, Cl. A	123,900 b	2,461,893
International Bancshares	12,000 a	195,720
Investment Technology Group	96,600 b	2,697,072
Jones Lang LaSalle	37,900 a	1,795,323
Moody's	100,600 a	2,058,276
PartnerRe	43,500	3,346,890
Principal Financial Group	94,600 a	2,591,094
Protective Life	255,300	5,468,526
Public Storage	46,600 a	3,506,184
Raymond James Financial	159,400	3,710,832
Senior Housing Properties Trust	60,000	1,146,600
TD Ameritrade Holding	274,500 b	5,385,690
Transatlantic Holdings	21,700	1,088,689
UDR	23,215 a	365,404
Unitrin	13,000	253,370
Validus Holdings	93,700	2,417,460
Vornado Realty Trust	1	78
		74,130,239
Health Care--13.6%
AmerisourceBergen	156,100	3,493,518
Cephalon	12,600 a,b	733,824
CIGNA	207,400	5,825,866
Endo Pharmaceuticals Holdings	61,200 b	1,384,956
Forest Laboratories	49,200 b	1,448,448
Gen-Probe	24,000 b	994,560
Hospira	26,200 b	1,168,520
IMS Health	377,200	5,790,020
Kinetic Concepts	91,800 a,b	3,394,764
Laboratory Corp. of America
Holdings	17,700 b	1,162,890
Mead Johnson Nutrition, Cl. A	8,700 a	392,457
Mettler-Toledo International	53,100 b	4,810,329
Millipore	75,600 b	5,316,948
Mylan	371,300 a,b	5,944,513
Omnicare	211,100 a	4,753,972

Resmed	41,800 b	1,889,360
Sepracor	268,800 b	6,155,520
Tenet Healthcare	166,500 b	979,020
Universal Health Services, Cl. B	97,200	6,019,596
Valeant Pharmaceuticals
International	105,900 a,b	2,971,554
		64,630,635
Industrial--8.2%
Alliant Techsystems	46,000 a,b	3,581,100
C.H. Robinson Worldwide	3,100	179,025
Corporate Executive Board	48,900 a	1,217,610
Equifax	24,400	711,016
Flowserve	54,300	5,350,722
Fluor	105,700	5,374,845
ITT	75,600	3,942,540
Jacobs Engineering Group	82,600 a,b	3,795,470
L-3 Communications Holdings	13,300	1,068,256
Oshkosh	17,100	528,903
Pall	150,200	4,848,456
Pitney Bowes	39,200	974,120
R.R. Donnelley & Sons	258,400	5,493,584
SAIC	48,800 b	855,952
Shaw Group	22,800 b	731,652
Stericycle	4,300 b	208,335
		38,861,586
Information Technology--15.0%
3Com	71,900 a,b	376,037
ADTRAN	71,100 a	1,745,505
Avnet	31,900 b	828,443
Broadridge Financial Solutions	126,100	2,534,610
Convergys	29,200 b	290,248
Cree	148,300 a,b	5,450,025
Cypress Semiconductor	472,600 a,b	4,881,958
Diebold	167,700	5,522,361
Dolby Laboratories, Cl. A	108,200 a,b	4,132,158
DST Systems	63,200 b	2,831,360
Fidelity National Information
Services	246,700 a	6,293,317
Fiserv	74,200 b	3,576,440
FLIR Systems	223,400 a,b	6,248,498
Ingram Micro, Cl. A	299,000 b	5,038,150
Novell	1,069,600 b	4,823,896
Nuance Communications	293,300 a,b	4,387,768
Sohu.com	67,600 a,b	4,649,528
Sun Microsystems	117,600 b	1,068,984
Sybase	13,600 b	529,040
ValueClick	18,900 b	249,291
VeriSign	97,000 b	2,297,930
Western Digital	98,000 b	3,579,940
		71,335,487
Materials--8.6%
Bemis	12,560	325,429

Carlisle Cos.	17,300	586,643
CF Industries Holdings	8,100	698,463
Cliffs Natural Resources	186,400	6,031,904
Commercial Metals	29,800 a	533,420
Crown Holdings	162,400 b	4,417,280
Eastman Chemical	99,500 a	5,327,230
Nalco Holding	213,000	4,364,370
Pactiv	214,400 b	5,585,120
Plum Creek Timber	32,100 a	983,544
Schnitzer Steel Industries, Cl. A	63,300 a	3,370,725
Sealed Air	3,500	68,705
Terra Industries	17,500	606,725
Walter Energy	76,200 a	4,576,572
Worthington Industries	230,900 a	3,209,510
		40,685,640
Telecommunication Services--1.6%
CenturyTel	49,060 a	1,648,416
EchoStar, Cl. A	43,900 b	810,394
NeuStar, Cl. A	13,600 b	307,360
Qwest Communications International	245,500 a	935,355
RF Micro Devices	756,700 b	4,108,881
		7,810,406
Utilities--7.3%
AGL Resources	77,000	2,715,790
Ameren	39,600	1,001,088
American Water Works	170,297	3,395,722
Aqua America	25,900	456,876
CMS Energy	42,800 a	573,520
DTE Energy	56,300	1,978,382
FPL Group	84,000	4,639,320
IDACORP	10,400	299,416
Mirant	269,500 b	4,427,885
Northeast Utilities	37,600	892,624
NRG Energy	215,900 b	6,086,221
NSTAR	19,400	617,308
PG & E	63,200	2,558,968
UGI	104,400	2,616,264
WESCO International	19,300 b	555,840
Westar Energy	97,000	1,892,470
Xcel Energy	2,900	55,796
		34,763,490
Total Common Stocks
(cost $393,788,750)		475,025,025

Investment of Cash Collateral for
Securities Loaned--24.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $117,238,776)	117,238,776 [c]	117,238,776

Total Investments (cost $511,027,526)	124.5%	592,263,801

Liabilities, Less Cash and Receivables	(24.5%)	(116,725,306)
Net Assets	100.0%	475,538,495

a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $114,447,659 and the total market value of the collateral held by the fund is $117,238,776.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $511,027,526.

Net unrealized appreciation on investments was $81,236,275 of which $88,381,712 related to appreciated investment securities and $7,145,437 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 - Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	470,375,497	-	-	470,375,497
Equity Securities - Foreign+	4,649,528	-	-	4,649,528
Mutual Funds	117,238,776	-	-	117,238,776
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

                     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)